Concentration	12 Months Ended
Dec. 31, 2025
Concentration [Abstract]
CONCENTRATION

21. CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2024 and 2025.

	As of December 31, 2024		As of December 31, 2025
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	7,668,440	19.7%	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2023, 2024 and 2025.

	For the year ended December 31, 2023		For the year ended December 31, 2024		For the year ended December 31, 2025
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB		US$
B	61,254,669	12.3%	71,512,406	12.7%	65,790,189	11.0%	9,360,088
C	60,840,708	12.2%	*	*	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of December 31, 2024 and 2025.

	As of		As of
	December 31, 2024		December 31, 2025
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB	%	US$
Cargo Link Logistics HK Company Limited	*	*	7,111,019	18.2%	1,011,697
Hongkong Boyatong Supply Chain Management	16,125,748	36.1%	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the years ended December 31, 2023, 2024 and 2025.

	For the year ended December 31, 2023		For the year ended December 31, 2024		For the year ended December 31, 2025
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB	%	US$
Hongkong Boyatong Supply Chain Management	*	*	142,838,247	24.8%	176,400,632	30.4%	25,096,835
Cargo Link Logistics HK Company Limited	62,063,334	12.1%	*	*	60,497,759	10.4%	8,607,125
B	60,165,266	11.7%	*	*	*	*	*
C	56,607,369	11%	*	*	*	*	*

*	Represented the percentage below 10%